Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	84 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
Columbia Overseas Core Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	5.32%	6.12%	3.43%
Columbia Overseas Core Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	12.11%	7.65%	4.58%
Columbia Overseas Core Fund - Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Average Annual Return, Percent	12.17%	7.74%	4.65%
Columbia Overseas Core Fund Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Average Annual Return, Percent	12.23%	7.82%	4.73%
Without Sales Load [Member] | Columbia Overseas Core Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	11.74%	7.39%	4.31%
MSCI EAFE Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Average Annual Return, Percent	8.77%	8.70%	5.42%